LEASE	12 Months Ended
Dec. 31, 2020
Lease
Lease

16. Lease

Operating leases

The Group’s leases consist of operating leases for corporate offices, data centers, and other facilities. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group choose to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts. As of December 31, 2020, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2020 the operating leases that have not yet commenced is immaterial. The arrangements of remaining lease terms are one year to ten years. Total lease expenses for the year ended December 31, 2019 and 2020 was US$2,692,632 and US$3,494,456, which were recorded in occupancy, depreciation and amortization on the consolidated statements of comprehensive income (loss). The Group classifies operating lease payments as cash outflows for operating activities in the statement of cash flows. The Group presents the reduction in the carrying amount of the right-of-use assets and the change in operating lease liabilities as two adjustments to net income and changes in net assets in the reconciliation of net income to net cash flows from operating activities.

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	For the years ended December 31,
	2019	2020
	US$	US$
Operating lease right-of-use assets	5,732,559	7,280,763
Operating lease liabilities	5,841,658	7,207,293

The following table presents operating lease expenses and short-term lease expenses reported in the consolidated statements of comprehensive income (loss) related to the Group's leases:

	For the years ended December 31,
	2019	2020
	US$	US$
Operating lease expenses	2,313,802	2,985,665
Short-term lease expenses	378,830	508,791

16. Lease (Continued)

Operating leases (Continued)

A summary of supplemental information related to operating leases as of December 31, 2020 is as follows:

	For the years ended December 31,
	2019	2020
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	2,389,515	3,422,191
Non-cash right-of-use assets in exchange for new lease obligations:
Operating leases	5,050,642	4,281,660
Weighted average remaining lease term:
Operating leases	4 years	3 years
Weighted average discount rate:
Operating leases	6.0%	5.3%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

As of December 31, 2020
US$
Years ending December 31:
2021	3,524,553
2022	2,365,766
2023	717,715
2024	510,648
2025	144,305
2026 and after	484,253
Total undiscounted operating lease payments	7,747,240
Less: imputed interest	539,947
Present value of operating lease liabilities	7,207,293

As of December 31, 2019
US$
Years ending December 31:
2020	2,672,568
2021	1,380,725
2022	867,840
2023	578,422
2024	488,389
2025 and after	561,804
Total undiscounted operating lease payments	6,549,748
Less: imputed interest	708,090
Present value of operating lease liabilities	5,841,658

The terms of the leases do not contain contingent rents.